SEGMENT INFORMATION - Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Depreciation expense	$ 466	$ 328	$ 901	$ 653
Other cost of sales/amortization	(1,545)	(1,176)	(3,035)	(2,328)
Exploration, evaluation and project expenses not attributable to segments	(98)	(97)	(172)	(170)
General and administrative expenses	(59)	(93)	(113)	(141)
Other income (expense) not attributable to segments	(7)	(38)	(34)	(39)
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	12	59	15	61
Loss on currency translation	6	(75)	(16)	(90)
Closed mine rehabilitation	(16)	(9)	(41)	0
Income from equity investees	50	10	78	26
Finance costs, net (includes non-segment accretion)	(118)	(136)	(238)	(269)
Gain on non-hedge derivatives	0	1	1	3
Income before income taxes	264	40	571	433
Operating segments
Disclosure of operating segments [line items]
Depreciation expense	490	320	971	637
Exploration, evaluation and project expenses not attributable to segments	(15)	(19)	(28)	(28)
Other income (expense) not attributable to segments	(35)	(38)	(74)	(37)
Reconciling items
Disclosure of operating segments [line items]
Other cost of sales/amortization	(7)	(10)	(16)	(20)
Exploration, evaluation and project expenses not attributable to segments	(83)	(78)	(144)	(142)
General and administrative expenses	(59)	(93)	(113)	(141)
Other income (expense) not attributable to segments	16	(9)	15	(28)
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	12	59	15	61
Loss on currency translation	6	(75)	(16)	(90)
Closed mine rehabilitation	(16)	(9)	(41)	0
Income from equity investees	50	10	78	26
Finance costs, net (includes non-segment accretion)	(106)	(127)	(212)	(243)
Gain on non-hedge derivatives	0	1	1	3
Gain on interest rate hedges	0	1	0	2
Unrealized gain (loss) on non-hedge derivatives	0	0	1	0
Veladero [Member] | Operating segments
Disclosure of operating segments [line items]
Depreciation expense	31	34		65
Exploration, evaluation and project expenses not attributable to segments	(1)	(2)		(2)
Other income (expense) not attributable to segments	1	(1)		(1)
Consolidated total [Member]
Disclosure of operating segments [line items]
Depreciation expense	459	320	884	637
Exploration, evaluation and project expenses not attributable to segments	(15)	(19)	(28)	(28)
Other income (expense) not attributable to segments	(35)	(38)	(75)	(37)
Income before income taxes	$ 475	$ 489	$ 1,034	$ 1,129